Tax expense - Summary of tax loss carry-forwards (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,927	€ 1,096	[1]
Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,803	4,289		€ 4,630
Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,140
Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,663	3,008
France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,088
France | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,507
France | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	581	1,475
Germany | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	118
Germany | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	118
Germany | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	107
Spain | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	609
Spain | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	54
Spain | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	555	447
Italy | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,500
Italy | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	421
Italy | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,079	0
Brazil | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,853
Brazil | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0
Brazil | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,853	169
Other | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	635
Other | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	40
Other | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 595	€ 810

[1]	Refer to Note 3, Scope of consolidation